Non-controlling interest (NCI) (Tables)	12 Months Ended
Dec. 31, 2024
Non-controlling Interests [Abstract]
Summary of Non Controlling Interest

The following table summarizes the information relating to DCA and GWTC that has material NCI, before any intra-group elimination as of December 31:

	2022		2023		2024
NCI percentage	25.5%		25.5%		25.5%
Non-current assets	Ps.	5,836,193	Ps.	5,338,641	Ps.	6,459,629
Current assets		1,689,382		2,282,766		2,993,368
Non-current liabilities		(2,377,104)		(2,336,742)		(3,031,873)
Current liabilities		(485,025)		(724,416)		(975,452)
Net assets		4,663,446		4,560,249		5,445,672
Net assets attributable to NCI	Ps.	1,189,179	Ps.	1,162,863	Ps.	2,275,940

	2022		2023		2024
Revenues	Ps.	2,493,000	Ps.	2,811,173	Ps.	3,626,664
Profit / (loss)		675,792		575,248		802,252
OCI		(405,354)		(629,243)		481,171
Total comprehensive income		270,438		(53,995)		1,283,423
Profit / (loss) allocated to NCI		172,327		146,688		263,282
OCI allocated to NCI	Ps.	(29,617)	Ps.	(77,868)	Ps.	115,438

	2022		2023		2024
Net cash provided by operating activities		788,265		1,211,479		897,222
Net cash provided by investment activities		(204,114)		(330,259)		(385,817)
Net cash used in financing activities		(234,336)		144,613		(436,119)
Net increase (decrease) in cash and cash equivalents	Ps.	349,815	Ps.	1,025,833	Ps.	75,286